Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Equity
Share capital, shares issued (in shares)	196,894,321	169,821,192
Share capital, shares outstanding (in shares)	196,894,321	169,821,192
Ordinary shares issued (dollars per share)	$ 1	$ 1